Sponsored Research and License Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sponsored Research and License Agreements (Details) [Line Items]
Debt Instrument, Frequency of Periodic Payment	The contract has a two-year term with total payments of $926 due to the Hospital with 50% due at commencement, 25% upon transfer of all clinical data, and the remaining 25% due upon receipt of human materials used in the study. The Company recognized $3,311 and $0 in sponsored research expenses related to this agreement during the years ended December 31, 2021 and 2020, respectively within research and development expenses in the consolidated statements of operations. The year ended December 31, 2021 included $926 of expenses according to the terms of the contract with the Hospital.
Prepaid Expense and Other Assets	$ 287	$ 121
CRADA Agreement [Member]
Sponsored Research and License Agreements (Details) [Line Items]
Total Fund amount	200
Research expenses	54	0
Prepaid Expense and Other Assets	46
CHOP Agreement [Member]
Sponsored Research and License Agreements (Details) [Line Items]
Total Fund amount	311
Research expenses	$ 126	$ 0